Income Tax Expense (Details) - Schedule of Movement in Valuation Allowance - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Schedule Of Movement In Valuation Allowance Abstract
Beginning balance	¥ 98,978	¥ 98,081	¥ 61,448
Additions from acquisition			2,070
Additions	181,280	14,442	46,488
Decrease from disposal of subsidiaries	(8,244)
Reversal	(41,141)	(13,293)	(11,789)
Expired	(31,201)	(252)	(136)
Ending balance	¥ 199,672	¥ 98,978	¥ 98,081